Schedule of Investments (unaudited) March 31, 2023	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 3.3%
Grand Canyon University, 5.13%, 10/01/28	$9,377	$8,460,211
Massachusetts Higher Education Assistance Corp., Series 2021, 2.67%, 07/01/31	2,500	2,045,565
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48(a)	18,190	17,349,321
Wesleyan University, 4.78%, 07/01/2116(a)	11,000	9,270,636

		37,125,733

Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(b)	2,407	2,684,620

Health Care Providers & Services — 3.0%
Baptist Health Obligated Group, Series 2019, 4.10%, 12/01/49	6,300	4,990,324
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	5,000	5,338,877
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48(a)	5,065	4,786,712
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	18,222,794

		33,338,707

Real Estate Management & Development — 0.7%
Bridge Housing Corp., 3.25%, 07/15/30	9,020	7,949,014

Total Corporate Bonds — 7.2% (Cost: $89,522,107)		81,098,074

Municipal Bonds

Alabama — 0.1%
Jacksonville Public Educational Building Authority, RB, (AGM), 7.00%, 08/01/46	1,365	1,488,733

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	24,545	24,477,059

California — 28.3%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Series B, Senior Lien, 0.00%, 10/01/42(c)	5,000	1,569,610
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44	11,000	13,663,078
Bay Area Toll Authority, RB, BAB(a)
Series S-1, 6.92%, 04/01/40	13,700	16,283,820
Series S-3, 6.91%, 10/01/50	14,000	18,137,210
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(b)	4,900	3,975,933
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34	18,145	23,077,228
California State University, Refunding RB, Series B, 2.80%, 11/01/41	5,000	3,791,330
City of Chula Vista California, RB
2.40%, 06/01/36	1,275	962,965
2.91%, 06/01/45	9,185	6,645,063
City of El Cajon California, RB, Series A, 3.28%, 04/01/43	2,605	2,046,905
City of Huntington Beach California, Refunding RB
2.91%, 06/15/35	2,000	1,624,260
3.28%, 06/15/40(a)	6,000	4,766,232
3.38%, 06/15/44	5,000	3,858,660

Security	Par (000)	Value

California (continued)
City of Orange California, RB, (BAM), 3.12%, 06/01/44	$2,000	$1,443,830
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(a)	21,255	23,370,255
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(a)	11,610	12,211,352
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.12%, 06/01/38	11,410	9,273,637
Series A-1, 4.21%, 06/01/50	25,775	20,164,966
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	1,615	1,669,637
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	7,245	7,097,050
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42	10,000	12,575,660
Orange County Local Transportation Authority Sales Tax Revenue, Refunding RB, BAB, Series A, 6.91%, 02/15/41(a)	5,000	5,960,000
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	3,900	3,906,080
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	7,200	5,696,057
State of California, GO, 5.13%, 03/01/38	10,010	10,198,979
State of California, GO, BAB
7.55%, 04/01/39(a)	9,035	11,684,812
7.35%, 11/01/39(a)	5,000	6,223,060
7.63%, 03/01/40	8,950	11,610,665
7.60%, 11/01/40(a)	15,000	19,484,370
University of California, RB, BAB
5.95%, 05/15/45(a)	24,000	26,501,616
6.30%, 05/15/50	27,010	28,886,979

		318,361,299

Colorado — 3.9%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	9,485	8,108,755
Denver City & County School District No. 1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	7,125,072
Regional Transportation District, COP, BAB, Series B, 7.67%, 06/01/40(a)	23,000	28,982,576

		44,216,403

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(b)	5,055	4,887,123

District of Columbia — 2.4%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47(a)	10,750	14,540,257
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	9,235	12,042,486

		26,582,743

Florida — 3.8%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/25	400	394,648
5.50%, 06/15/26	445	429,812
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	350	346,071

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(b)
6.75%, 12/15/28	$690	$699,842
Class B, 5.00%, 06/15/25	285	278,600
Series B, 5.75%, 06/15/25	735	726,359
Series D, 5.75%, 12/15/26	650	626,981
Florida Development Finance Corp., Refunding RB, Series B, 4.11%, 04/01/50	15,000	11,748,615
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	12,228,011
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	125	123,563
Sumter Landing Community Development District, RB, 4.17%, 10/01/47(a)	2,575	2,309,340
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	13,364,365

		43,276,207

Georgia — 5.8%
East Point Business & Industrial Development Authority, RB, Series B, 5.25%, 06/15/31(b)	860	851,220
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	25,750	28,408,610
6.66%, 04/01/57	23,800	26,376,802
7.06%, 04/01/57	9,535	9,818,371

		65,455,003

Hawaii — 0.7%
State of Hawaii, GO, Series GK, 6.05%, 10/01/36	5,000	5,498,830
State of Hawaii, Refunding GO, Series GC, 2.37%, 10/01/35	2,500	1,958,988

		7,457,818

Idaho — 0.1%
Idaho Housing & Finance Association, RB
Series B, 4.75%, 06/15/29(b)	235	218,176
Series B, 7.15%, 06/15/31	625	570,354

		788,530

Illinois — 16.5%
Chicago Board of Education, GO, 6.32%, 11/01/29	9,465	9,333,266
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	12,935	12,745,050
6.14%, 12/01/39	370	339,270
6.52%, 12/01/40	9,745	8,963,081
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	1,761,985
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue, RB(a)
Series A, 6.90%, 12/01/40	3,965	4,590,495
Series B, 6.90%, 12/01/40	4,765	5,492,925
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(a)	16,015	17,852,433
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 2nd Lien, 6.90%, 01/01/40	36,000	40,899,744
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 6.74%, 11/01/40	15,250	17,647,346

Security	Par (000)	Value

Illinois (continued)
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(a)	$15,000	$17,158,095
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	6,157,580
State of Illinois, GO, BAB
6.73%, 04/01/35	6,320	6,798,607
7.35%, 07/01/35(a)	33,294	36,434,012

		186,173,889

Indiana — 1.7%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39(a)	7,900	9,258,998
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	10,358,880

		19,617,878

Kentucky — 1.3%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	13,800	14,684,207

Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A3, 5.20%, 12/01/39	9,750	9,928,747

Maryland — 1.1%
Maryland Economic Development Corp., RB, 4.00%, 04/01/34	14,420	11,602,130
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(b)	1,000	966,216

		12,568,346

Massachusetts — 3.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(a)	5,000	5,456,550
Commonwealth of Massachusetts, Refunding GO, Series C, 2.03%, 07/01/35	10,000	7,653,570
Massachusetts Educational Financing Authority, RB, Series A, 3.61%, 07/01/36	9,270	8,144,362
Massachusetts Educational Financing Authority, Refunding RB, Series A, 4.95%, 07/01/38	17,295	16,834,780

		38,089,262

Michigan — 4.5%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 2.37%, 07/01/32	6,600	5,530,325
Michigan Finance Authority, RB
6.38%, 06/01/33(b)	1,000	975,868
Series D, 5.02%, 11/01/43	7,500	7,113,420
Michigan Finance Authority, Refunding RB, Series A, 3.27%, 06/01/39	5,000	4,504,920
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(c)	50,000	11,125,800
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50(a)	5,500	5,869,061
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	14,575	13,486,335

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Strategic Fund, RB, 2.58%, 09/01/35	$1,800	$1,466,093
Western Michigan University, Refunding RB, Series B, (AGM), 2.88%, 11/15/43	1,500	1,028,668

		51,100,490

Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	8,681,768
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	6,111,375

		14,793,143

Mississippi — 0.5%

Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	5,000	5,637,180

Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41(a)	7,000	7,809,410
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	13,332,792

		21,142,202

Nevada — 0.4%
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	1,420	1,552,702
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	2,490,618

		4,043,320

New Hampshire — 1.4%
New Hampshire Business Finance Authority, Refunding RB
3.25%, 04/01/28	4,000	3,477,412
3.30%, 04/01/32	11,895	9,398,168
2.87%, 07/01/35	4,895	3,482,832

		16,358,412

New Jersey — 10.3%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29(a)	20,974	22,901,322
New Jersey Educational Facilities Authority, Refunding RB, (AGM), 3.51%, 07/01/42(a)	7,500	5,961,758
New Jersey Institute of Technology, Refunding RB, Series B, 3.42%, 07/01/42	7,500	6,092,932
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	4,621,923
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	7,230	6,373,621
4.13%, 06/15/42	22,355	19,589,396
New Jersey Turnpike Authority, RB, BAB(a)
Series A, 7.10%, 01/01/41	34,000	41,718,714
Series F, 7.41%, 01/01/40	6,790	8,537,060

		115,796,726

New York — 8.3%
City of New York, Refunding GO, Series D, 2.17%, 08/01/34	7,285	5,661,057
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	2,393,624
7.34%, 11/15/39(a)	13,245	16,821,110
Series TR, 6.69%, 11/15/40(a)	13,000	13,905,307

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	$4,370	$3,924,194
New York City Housing Development Corp., RB, M/F Housing, Series B, 3.10%, 11/01/45	1,310	933,534
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38(a)	19,000	19,900,543
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(a)	15,000	15,773,460
New York State Dormitory Authority, Refunding RB, Series B, 5.75%, 07/01/24(d)	6,010	6,052,527
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-3, 2.51%, 05/15/35	10,390	8,160,088

		93,525,444

Ohio — 6.1%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	10,000	12,824,870
American Municipal Power, Inc., Refunding RB, BAB, Series B, 6.45%, 02/15/44	10,000	11,412,890
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42(a)	30,575	34,282,769
Ohio University, RB, 5.59%, 12/01/2114	10,100	9,669,276

		68,189,805

Oklahoma — 1.6%
Oklahoma Development Finance Authority, RB
Class A3, 4.71%, 05/01/52	3,695	3,576,548
Series A-3, 5.09%, 02/01/52(a)	6,750	6,906,684
Series B, 11.00%, 09/01/41(b)	3,000	3,261,723
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45(a)	3,500	3,946,422

		17,691,377

Pennsylvania — 3.6%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	10,635	9,777,160
Series A, 3.81%, 06/01/41	6,110	5,296,722
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	25,519,185

		40,593,067

Puerto Rico — 2.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	3,465	3,247,156
Series A2, Restructured, 4.55%, 07/01/40	14,899	11,523,959
Series A-2, Restructured, 4.78%, 07/01/58	12,447	11,194,346
Series A-2, Restructured, 4.33%, 07/01/40	5,000	4,542,805

		30,508,266

South Carolina — 3.0%
Charleston Educational Excellence Finance Corp., Refunding RB, 1.87%, 12/01/29	10,000	8,531,630
South Carolina Jobs-Economic Development Authority, RB, 7.35%, 08/15/30(b)	710	701,899
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50(a)	11,290	13,010,664
South Carolina Public Service Authority, Refunding RB Series C, 5.78%, 12/01/41	4,595	4,763,522

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, Refunding RB (continued)
Series D, (AGM), 6.45%, 12/01/42	$2,870	$3,220,789
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	3,710	3,260,975

		33,489,479

Tennessee — 4.2%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	5,875	4,667,611
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A2, 7.43%, 07/01/43(a)	35,105	42,117,645

		46,785,256

Texas — 4.1%
Arlington Higher Education Finance Corp., RB (b)
5.50%, 04/01/30	500	493,874
6.50%, 11/01/32	1,280	1,323,913
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,355	1,310,392
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45	7,500	7,593,292
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(a)	2,500	2,552,550
New Hope Higher Education Finance Corp., RB, Class B, 5.00%, 06/15/27(b)	390	371,488
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(b)	1,085	1,020,511
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	13,455	10,770,041
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	25,000	20,360,950

		45,797,011

Utah — 2.6%
Utah Transit Authority, RB, BAB, 5.71%, 06/15/40(a)	26,405	28,849,971

Virginia — 3.1%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	30,285	27,947,785
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.52%, 06/01/40	4,000	3,307,928
Series D, 3.64%, 06/01/45(a)	1,010	809,696
Series F, 3.13%, 07/01/45	3,425	2,508,703

		34,574,112

Washington — 2.0%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	20,170	22,685,865

Security	Par (000)	Value

West Virginia — 3.0%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(c)	$1,600	$142,134
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	30,000	23,074,830
Series B, Class 2, 4.88%, 06/01/49	12,175	11,116,859

		34,333,823

Wisconsin — 0.4%
Public Finance Authority, RB
4.75%, 06/15/25(b)	735	731,283
5.38%, 06/15/28(b)	400	385,137
5.25%, 01/01/31(b)	1,265	1,209,803
Class S, 5.25%, 06/15/26(b)	180	175,837
Series B, 6.00%, 06/15/24	300	296,971
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(b)	1,470	1,326,679

		4,125,710

Total Municipal Bonds — 137.6% (Cost: $1,486,921,043)		1,548,073,906

Total Long-Term Investments — 144.8% (Cost: $1,576,443,150)		1,629,171,980

	Shares

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(e)(f)	23,665,271	23,665,271

Total Short-Term Securities — 2.1% (Cost: $23,665,271)		23,665,271

Total Investments — 146.9% (Cost: $1,600,108,421)		1,652,837,251

Liabilities in Excess of Other Assets — (46.9)%		(527,559,875)

Net Assets — 100.0%		$1,125,277,376

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Taxable Municipal Bond Trust (BBN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,702,583	$11,962,688	(a)	$—	$—	$—	$23,665,271	23,665,271	$216,518	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Bank PLC	4.55	%(b)	02/16/23	Open	$8,373,750	$8,416,817	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	02/16/23	Open	3,727,100	3,748,717	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.15	(b)	02/16/23	Open	13,488,750	13,568,216	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	02/16/23	Open	5,012,500	5,040,974	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	02/16/23	Open	4,457,200	4,482,519	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/16/23	Open	771,388	775,954	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.03	(b)	02/16/23	Open	11,395,394	11,460,534	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	02/27/23	Open	13,812,938	13,872,582	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	02/27/23	Open	19,164,992	19,247,748	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	02/27/23	Open	2,056,781	2,065,662	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	02/27/23	Open	6,015,938	6,041,915	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	02/27/23	Open	14,248,000	14,309,524	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	02/27/23	Open	12,073,750	12,125,885	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	02/27/23	Open	7,766,063	7,799,597	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.15	(b)	02/27/23	Open	14,337,712	14,400,261	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.15	(b)	02/27/23	Open	10,913,400	10,961,010	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.15	(b)	02/27/23	Open	35,451,631	35,606,289	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/27/23	Open	22,583,437	22,682,961	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/27/23	Open	29,820,000	29,951,415	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/27/23	Open	25,440,000	25,552,113	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/27/23	Open	13,665,938	13,726,162	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/27/23	Open	37,825,000	37,991,693	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/27/23	Open	5,556,250	5,580,736	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/27/23	Open	23,225,706	23,328,061	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/27/23	Open	4,282,500	4,301,373	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	02/27/23	Open	11,995,625	12,048,489	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.00	(b)	02/28/23	Open	39,580,887	39,748,282	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	03/09/23	Open	5,625,000	5,642,828	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.05	(b)	03/29/23	Open	5,836,556	5,838,194	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	7,929,625	7,931,872	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	13,747,500	13,751,395	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	16,082,500	16,087,057	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	6,868,750	6,870,696	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	2,143,750	2,144,357	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	4,818,750	4,820,115	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	17,931,250	17,936,330	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	13,312,500	13,316,272	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	3,469,375	3,470,358	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	03/29/23	Open	10,575,000	10,577,996	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.15	(b)	03/29/23	Open	12,937,500	12,941,202	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.20	(b)	03/29/23	Open	4,824,563	4,825,956	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	03/29/23	Open	20,375,000	20,380,886	Municipal Bonds	Open/Demand

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	5.20	%(b)	03/29/23	Open	$5,640,625	$5,642,254	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	5.20	(b)	03/29/23	Open	4,993,750	4,995,193	Municipal Bonds	Open/Demand

					$554,154,624	$556,008,450

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	971	06/21/23	$ 111,726	$(3,247,274)
U.S. Long Bond	1,235	06/21/23	162,210	(7,629,982)

				$(10,877,256)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$81,098,074	$—	$81,098,074
Municipal Bonds	—	1,548,073,906	—	1,548,073,906
Short-Term Securities
Money Market Funds	23,665,271	—	—	23,665,271

	$23,665,271	$1,629,171,980	$—	$1,652,837,251

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(10,877,256)	$—	$—	$(10,877,256)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $556,008,450 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAP	Subject to Appropriations

TA	Tax Allocation

7